Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net
Property and Equipment, Net

9. Property and Equipment, Net

Property and equipment, net as of December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Building	99,166	99,166
Leasehold improvements	74,276	127,455
Medical equipment	51,713	170,962
Office equipment, furniture and others	10,846	10,784
Production machinery	6,059	6,526
Computers and electrical equipment	6,777	9,600
Total	248,837	424,493
Accumulated depreciation	(90,602)	(121,830)
Impairment of property and equipment	(2,883)	(9,103)
Net book value	155,352	293,560

Depreciation expenses recognized for the years ended December 31, 2023, 2024 and 2025 were RMB20,741, RMB22,719 and RMB34,187, respectively.